NATIONWIDE LIFE INSURANCE COMPANY
          Flexible Purchase Payment Deferred Variable Annuity Contracts
 Issued by Nationwide Life Insurance Company through its Nationwide Variable
                                   Account-9
                   The date of this prospectus is May 1, 2004.
--------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2004), which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 31. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

                        Nationwide Life Insurance Company
                        One Nationwide Plaza, RR1-04-F4
                        Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.bestofamerica.com.


Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
o   AIM V.I. Basic Value Fund: Series II Shares
o   AIM V.I. Capital Appreciation Fund: Series II Shares
o   AIM V.I. Premier Equity Fund: Series II Shares
American Century Variable Portfolios, Inc.
o   American Century VP Income & Growth Fund: Class II
o   American Century VP Ultra Fund: Class II
o   American Century VP Value Fund: Class II
American Century Variable Portfolios II, Inc.
o   American Century VP Inflation Protection Fund: Class II
Dreyfus
o   Dreyfus Investment Portfolios - Emerging Leaders Portfolio: Service Shares
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares Federated Insurance Series
o   Federated High Income Bond Fund II: Service Shares*
o   Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
o   VIP Equity-Income Portfolio: Service Class 2
o   VIP Growth Portfolio: Service Class 2
o   VIP Overseas Portfolio: Service Class 2 R+
Fidelity Variable Insurance Products Fund II
o   VIP II Contrafund(R)Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund III
o   VIP III Mid Cap Portfolio: Service Class 2
o   VIP III Value Strategies Portfolio: Service Class 2
Gartmore Variable Insurance Trust ("GVIT")
o   Dreyfus GVIT International Value Fund: Class VI+
o   Gartmore GVIT Emerging Markets Fund: Class VI+
o   Gartmore GVIT Global Health Sciences Fund: Class III+
o   Gartmore GVIT Government Bond Fund: Class II
o   Gartmore GVIT Investor Destinations Funds
    >>  Gartmore GVIT Investor Destinations Conservative Fund: Class II
    >>  Gartmore GVIT Investor Destinations Moderately Conservative Fund:
        Class II
    >>  Gartmore GVIT Investor Destinations Moderate Fund: Class II
    >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o   Gartmore GVIT Money Market Fund: Class I
o   Gartmore GVIT Nationwide(R)Fund: Class II
o   Gartmore GVIT U.S. Growth Leaders Fund: Class III+
o   GVIT Small Cap Growth Fund: Class II
o   GVIT Small Cap Value Fund: Class II
o   GVIT Small Company Fund: Class II
o   Van Kampen GVIT Multi Sector Bond Fund: Class I*
MFS(R)Variable Insurance Trust
o   MFS Mid Cap Growth Series: Service Class
o   MFS New Discovery Series: Service Class
o   MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
o   AMT Fasciano Portfolio: Class S
o   AMT Focus Portfolio: Class S
o   AMT Limited Maturity Bond Portfolio: Class I
o   AMT Socially Responsive Portfolio
Oppenheimer Variable Account Funds
o   Oppenheimer Capital Appreciation Fund/VA: Service Class
o   Oppenheimer Global Securities Fund/VA: Class III+
o   Oppenheimer Main Street(R)Fund/VA: Service Class
o   Oppenheimer Strategic Bond Fund/VA: Service Class

Van Kampen
   The Universal Institutional Funds, Inc.
o   Core Plus Fixed Income Portfolio: Class II
o   U.S. Real Estate Portfolio: Class I
   Van Kampen Life Investment Trust
o   Comstock Portfolio: Class II
o   Emerging Growth Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
o   AllianceBernstein Growth and Income Portfolio: Class B
o   AllianceBernstein Premier Growth Portfolio: Class B
o   AllianceBernstein Small Cap Value Portfolio: Class B
Dreyfus
o The Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares Federated Insurance Series
o   Federated American Leaders Fund II: Service Shares
o   Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
o Risk-Managed Core Portfolio: Service Shares (formerly, Risk-Managed Large Cap Core Portfolio: Service Shares)

Effective May 1, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
o   Oppenheimer Global Securities Fund/VA: Service Class

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

+These underlying mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

Annuitization Date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed account- An investment option, which is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents

Glossary of Special Terms....................................3
Contract Expenses............................................5
Underlying Mutual Fund Annual Expenses.......................6
Example......................................................7
Synopsis of the Contracts....................................7
Financial Statements.........................................8
Condensed Financial Information..............................8
Nationwide Life Insurance Company............................8
Nationwide Investment Services Corporation...................8
Investing in the Contract....................................8
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
The Contract in General.....................................11
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
Standard Charges and Deductions.............................12
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Short-Term Trading Fees
     Premium Taxes
Optional Contract Benefits, Charges and Deductions..........14
     Optional Death Benefit
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option
     Capital Preservation Plus Option
Removal of Variable Account Charges.........................18
Contract Ownership..........................................18
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
Operation of the Contract...................................19
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
Right to Revoke.............................................22
Surrender (Redemption)......................................22
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional Retirement Program or
      a Louisiana Optional Retirement Plan
Loan Privilege..............................................23
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
Assignment..................................................24
Contract Owner Services.....................................25
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
Annuity Commencement Date...................................26
Annuitizing the Contract....................................26
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options
     Annuity Payment Options
Death Benefits..............................................28
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
Statements and Reports......................................30
Legal Proceedings...........................................30
Advertising.................................................31
     Money Market Yields
     Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional
     Information............................................31
Appendix A: Underlying Mutual Funds.........................32
Appendix B: Condensed Financial Information.................37
Appendix C: Contract Types and Tax Information..............49

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options. State premium taxes may also be deducted.

------------------------------------------------------------------------------------------------------------------------------------
                                                 Contract Owner Transaction Expenses
------------------------------------------------------------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)....................     7% 1
Maximum Loan Processing Fee..............................................................................................    $25 2
Annual Loan Interest Charge..............................................................................................    2.25% 3
Maximum Premium Tax Charge (as a percentage of purchase payments)........................................................    5% 4
Maximum Short-Term Trading Fee (as a percentage of transaction amount)...................................................    1%
---------------------------------------------------------------------------------------------------------------------------- -------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                                                      Recurring Contract Expenses
---------------------------------------------------------------------------------------------------------------------------- -------
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets) 5
     Mortality and Expense Risk Charge...................................................................................    1.50%
     Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver............................    0.15%
     Total Variable Account Charges (including this option only).........................................................    1.65%
     Guaranteed Minimum Income Benefit Options (not available on or after May 1, 2003) (an applicant could elect one)
         Guaranteed Minimum Income Benefit Option 1......................................................................    0.45%
         Total Variable Account Charges (including this option only).....................................................    1.95%
         Guaranteed Minimum Income Benefit Option 2......................................................................    0.30%
         Total Variable Account Charges (including this option only).....................................................    1.80%
     Spousal Protection Annuity Option 6..................................................................................   0.10%
     Total Variable Account Charges (including this option only).........................................................    1.60%
     Beneficiary Protector Option........................................................................................    0.40%
     Total Variable Account Charges (including this option)..............................................................    1.90%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
---------------------------------------------------------------------------------------------------------------------------- -------
------------------------------------------------------------------------------------------------------------------------------------

                                                       (continued on next page)



--------------------------------------------------------------------------------
1 Range of CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
Number of Completed Years from
Date of Purchase Payment                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------
CDSC Percentage                        7%         7%         6%          5%         4%         3%         2%          0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- -----------

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
4 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
6 The Spousal Protection Annuity Option is only available for contracts issued as Individual Retirement Annuities and Non-Qualified Contracts.

------------------------------------------------------------------------------------------------------------------------------------
                                                Recurring Contract Expenses (continued)
------------------------------------------------------------------------------------------------------------------------------------
     Capital Preservation Plus Option....................................................................................     0.50%
     Total Variable Account Charges (including this option)..............................................................     2.00%1
         In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
----------------------------------------------------------------------------------------------------------------------------- ------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                                                 Summary of Maximum Contract Expenses
------------------------------------------------------------------------------------------------------------------------------------
Variable Account Charge (applicable to all contracts)....................................................................     1.50%
Greater of One-Year or 5% Enhanced Death Benefit Option with Long Term Care/Nursing Home Waiver..........................     0.15%
Guaranteed Minimum Income Benefit Option 1...............................................................................     0.45%
Spousal Protection Annuity Option........................................................................................     0.10%
Beneficiary Protector Option.............................................................................................     0.40%
Capital Preservation Plus Option.........................................................................................     0.50%
----------------------------------------------------------------------------------------------------------------------------- ------
----------------------------------------------------------------------------------------------------------------------------- ------
Maximum Possible Total Variable Account Charges..........................................................................     3.10%
----------------------------------------------------------------------------------------------------------------------------- ------

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2003, charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

----------------------------------------------------------------------------------------------------------- -------------- ---------
Total Annual Underlying Mutual Fund Operating Expenses                                                         Minimum       Maximum
----------------------------------------------------------------------------------------------------------- -------------- ---------
(expenses that are deducted from underlying mutual fund assets, including
management fees, distribution (12b-1) fees, and other expenses, as                                             0.63%          12.48%
a percentage of average underlying mutual fund assets)
----------------------------------------------------------------------------------------------------------- -------------- ---------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

o    Fidelity  Variable  Insurance  Products Fund - VIP Overseas  Portfolio:
     Service Class 2R
o    GVIT - Dreyfus GVIT International Value Fund: Class VI
o    GVIT - Gartmore GVIT Emerging Markets Fund: Class VI
o    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III
o    GVIT - Gartmore GVIT U.S. Growth Leaders Fund: Class III
o    Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA:
     Class III

-------------------------------

1 The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes:
o   a $10,000 investment in the contract for the time periods indicated;
o   a 5% return each year;
o the maximum and the minimum fees and expenses of any of the underlying mutual funds;
o   the CDSC schedule; and
o the total variable account charges associated with the most expensive combination of optional benefits (3.10%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender your contract           If you do not          If you annuitize your contract
                                     at the end of the applicable              surrender             at the end of the applicable
                                             time period                     your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                    1 Yr.   3 Yrs.  5 Yrs. 10 Yrs.   1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (12.48%)    2,231    4,796  6,776   10,089   1,636  4,371   6,521   10,089    *    4,371   6,521   10,089
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.63%)      987     1,613  2,256   4,113     392   1,188   2,001   4,113     *    1,188   2,001    4,113
------------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.


Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

o    Charitable Remainder Trusts;
o Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;
o    Investment-only Contracts (Qualified Plans);
o    Non-Qualified Contracts;
o    Roth IRAs; and
o Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.

Minimum Initial and Subsequent Purchase Payments

------------------------- ------------------- ------------------
                                                   Minimum
        Contract           Minimum Initial       Subsequent
          Type             Purchase Payment       Payments
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Charitable Remainder            $10,000             $1,000
Trust
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
IRA                             $10,000             $1,000
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Investment-only                 $10,000             $1,000
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Non-Qualified                   $10,000             $1,000
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Roth IRA                        $10,000             $1,000
------------------------- ------------------- ------------------
------------------------- ------------------- ------------------
Tax Sheltered Annuity           $10,000             $1,000
------------------------- ------------------- ------------------

Subsequent purchase payments are not permitted in some states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application. In states that have approved the option, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option. If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account (see "Death Benefit Payment").

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Spousal Protection Annuity Option is available at the time of application for an additional charge at an annualized rate of

0.10% of the daily net assets of the variable account (see "Spousal Protection Annuity Option").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

A Capital Preservation Plus Option is available to all applicants and contract owners until May 1, 2005. Effective May 1, 2005, the option may only be elected within the first 60 days after a contract is issued. If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options"). Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Financial Statements

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.



Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.Each underlying mutual fund's prospectus contains more detailed information about that fund.

Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds listed above are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1) shares of a current underlying mutual fund are no longer available for investment; or

(2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are held in Nationwide's general account and thus are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For contract owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account.

Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


The CDSC applies as follows:

----------------------------- ---------------------------
 Number of Completed Years               CDSC
   from Date of Purchase              Percentage
          Payment
----------------------------- ---------------------------
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
(a) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or
(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

(1) upon the annuitization of contracts which have been in force for at least two years;

(2)  upon payment of a death benefit; or

(3)  from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

Long Term Care Facility and Terminal Illness Benefit

The contract includes a Long-Term Care Facility and Terminal Illness benefit at no extra charge. This benefit allows contract owners to withdraw value from their contract without incurring a CDSC, provided the following conditions are satisfied.

No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)  Nationwide   receives  and  records  such  a  letter  from  that  physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waiver will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as dollar cost averaging, asset rebalancing, and systematic withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments; or

o    surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Optional Contract Benefits, Charges and Deductions

Optional benefits must be elected at the time of application. Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Optional Death Benefit

Greater of One-Year or 5% Enhanced Death Benefit Option

In states that have approved the option, if an applicant elects the Greater of One-Year or 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

Under this option, if the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.

For more information about the standard and optional death benefit, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from the charges assessed for these options.

Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Spousal Protection Annuity Option

For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant for an IRA or a Non-Qualified Contract may elect the Spousal Protection Annuity Option. If an applicant wishes to elect this option, the contract must meet the following requirements:
(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

Nationwide may realize a profit from the charge assessed for this option.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b)  continue  the  contract in  accordance  with the  "Required  Distributions"
     section in Appendix C.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application and the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

   a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = purchase payments, proportionately adjusted for withdrawals; and

   c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date and the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

   a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

   c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

   d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and

(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1) A Guaranteed Term Option corresponding to the length of the elected program period; and

(2) Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same. All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the contract value to be allocated outside of the Guaranteed Term Options among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may be elected by any contract owner or applicant until May 1, 2005. Effective May 1, 2005, the Capital Preservation Plus Option may only be elected within the first 60 days after the contract is issued.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

o If surrenders or contract charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

o Only one Capital Preservation Plus Option program may be in effect at any given time.

o    No new purchase payments may be applied to the contract.

o Enhanced Rate Dollar Cost Averaging is not available as a contract owner service.

o    Nationwide will not permit loans to be taken from the contract.

o No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

o If, while the Capital Preservation Plus Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

o If the contract is surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the contract owner.

The fixed account and the following underlying mutual funds only are available when the Capital Preservation Plus Option is elected:

AIM Variable Insurance Funds
o   AIM V.I. Basic Value Fund: Series II Shares
o   AIM V.I. Capital Appreciation Fund: Series II Shares
o   AIM V.I. Premier Equity Fund: Series II Shares
American Century Variable Portfolios, Inc.
o   American Century VP Income & Growth Fund: Class II
o   American Century VP Ultra Fund: Class II
o   American Century VP Value Fund: Class II

American Century Variable Portfolios II, Inc.
o   American Century VP Inflation Protection Fund: Class II
Dreyfus
o Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares Federated Insurance Series
o   Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
o   VIP Equity-Income Portfolio: Service Class 2
o   VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund II
o   VIP II Contrafund(R)Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund III
o   VIP III Mid Cap Portfolio: Service Class 2
o   VIP III Value Strategies Portfolio: Service Class 2
Gartmore Variable Insurance Trust
o   Gartmore GVIT Government Bond Fund: Class II
o   Gartmore GVIT Investor Destinations Funds
    >>  Gartmore GVIT Investor Destinations Conservative Fund: Class II
    >>  Gartmore GVIT Investor Destinations Moderately Conservative Fund:
        Class II
    >>  Gartmore GVIT Investor Destinations Moderate Fund: Class II
    >> Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II >> Gartmore GVIT Investor Destinations Aggressive Fund: Class II
o   Gartmore GVIT Money Market Fund: Class I
o   Gartmore GVIT Nationwide Fund: Class II
o   Gartmore GVIT U.S. Growth Leaders Fund: Class III
MFS(R)Variable Insurance Trust
o   MFS Mid Cap Growth Series: Service Class
o   MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
o   AMT Focus Portfolio: Class S
o   AMT Limited Maturity Bond Portfolio: Class I
o   AMT Socially Responsive Portfolio
Oppenheimer Variable Account Funds
o   Oppenheimer Capital Appreciation Fund/VA: Service Class
o   Oppenheimer Main Street Fund/VA: Service Class
o   Oppenheimer Strategic Bond Fund/VA: Service Class
The Universal Institutional Funds, Inc.
o   Core Plus Fixed Income Portfolio: Class II
Van Kampen Life Investment Trust
o   Comstock Portfolio: Class II
o   Emerging Growth Portfolio: Class II

In addition to those listed above, the following underlying mutual funds are available for contracts issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
o   AllianceBernstein Growth and Income Portfolio: Class B
o   AllianceBernstein Premier Growth Portfolio: Class B
Dreyfus
o The Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares Federated Insurance Series
o   Federated American Leaders Fund II: Service Shares
o   Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
o   Risk-Managed Core Portfolio: Service Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the contract owner takes a surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the Guaranteed Term Option. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from Guaranteed Term Options and the surrender will be subject to the CDSC provisions of the contract.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the contract owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under this option are considered earnings, not purchase payments. If the contract owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the contract owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.90% until the credit is applied. Once the credit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.50%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.90% will have a lower unit value than sub-account X with charges of 1.50% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Contract Ownership

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o    an  election  in writing  signed by both  contract  owners  must be made to
     authorize   Nationwide   to  allow  the   exercise  of   ownership   rights
     independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a contract owner who is not the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

------------------------- ------------------ ------------------
                           Minimum Initial        Minimum
        Contract          Purchase Payment      Subsequent
          Type                                   Payments
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Charitable Remainder           $10,000             $1,000
Trust
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
IRA                            $10,000             $1,000
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Investment-only                $10,000             $1,000
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Non-Qualified                  $10,000             $1,000
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Roth IRA                       $10,000             $1,000
------------------------- ------------------ ------------------
------------------------- ------------------ ------------------
Tax Sheltered Annuity          $10,000             $1,000
------------------------- ------------------ ------------------

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

(1)  trading on the New York Stock Exchange is restricted;

(2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)  the value of amounts allocated to the sub-accounts of the variable account;

(2)  amounts allocated to the fixed account; and

(3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is the sum of:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.50% to 3.10% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and

(3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract owners may request to have fixed account allocations transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and the amount allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Nationwide also reserves the right to refuse transfers into the fixed account if the new money interest rate that Nationwide is crediting to fixed account allocations is equal to the minimum interest rate required by applicable state law. Generally, Nationwide will invoke these rights when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the Internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in: o the dilution of the value of the investors' interests in the underlying mutual fund; o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or o increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
Trading Behavior                   Nationwide's Response
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)      they have been
                                        identified as engaging
                                        in harmful trading
                                        practices; and
                                   (2)  if their transfer events
                                        exceed 11 in 2 consecutive
                                        calendar quarters or 20 in
                                        one calendar year, the contract
                                        owner will be limited to
                                        submitting transfer requests
                                        via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:
(a)      the amount requested; or
(b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

 A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
         Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B) The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------- ------------ ---------------------------------
                 Contract     Maximum Outstanding Loan
                 Values       Balance Allowed
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
Non-ERISA Plans  up to        up to 80% of contract value
                 $20,000      (not more than $10,000)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
                 $20,000      up to 50% of contract value
                 and over     (not more than $50,000*)
---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------

---------------- ------------ ---------------------------------
---------------- ------------ ---------------------------------
ERISA Plans      All          up to 50% of contract value
                              (not more than $50,000*)
---------------- ------------ ---------------------------------
*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day. Each asset rebalancing reallocation is considered a transfer event.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, GVIT - Gartmore GVIT Government Bond Fund: Class II, and GVIT - Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar cost averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.



Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Systematic Withdrawals

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal;

(2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


  ----------------------------- -----------------------
        Contract Owner's            Percentage of
              Age                   Contract Value
  ----------------------------- -----------------------
  ----------------------------- -----------------------
         Under age 59 1/2                 5%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 59 1/2through age 61               7%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 62 through age 64                8%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
     Age 65 through age 74               10%
  ----------------------------- -----------------------
  ----------------------------- -----------------------
        Age 75 and over                  13%
  ----------------------------- -----------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose: (1) an annuity payment option; and (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

-----------------------------------------------------------------
A variable payment annuity may not be elected when exercising a
           Guaranteed Minimum Income Benefit option.
-----------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

(1)  deducting applicable premium taxes from the total contract value; then

(2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

(2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options

Guaranteed Minimum Income Benefit ("GMIB") options are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.



What is a GMIB?

A GMIB is a benefit that ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

(a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

(b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

(1)  the application of additional purchase payments;

(2)  surrenders; or

(3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. Prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty-day period following any contract anniversary:

(1)  after the contract has been in effect for seven years; AND

(2)  the annuitant has attained age 60.

What  Annuity  Payment  Options  May Be Used With the  Guaranteed  Annuitization
Value?

The contract owner may elect any life contingent FIXED Annuity Payment Option calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.


Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

---------------------------------------------------------

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.


     A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.


     Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.


     The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.


     Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     GMIB may not be approved in all state jurisdictions.

---------------------------------------------------------


Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.
(2) Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.
(3) Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

(1)  in a lump sum;

(2)  as an annuity; or

(3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract owners may elect the optional death benefit (if the death benefit option is approved in that state) at the time of application. If no election is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:
(1)      proper proof of the annuitant's death;
(2)      an election specifying the distribution method; and
(3)      any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

(a)      eligible to continue the contract; and
(b)      entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered; or

(3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Greater of One-Year or 5% Enhanced Death Benefit Option

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments , less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or (4) the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

o semi-annual reports as of June 30 containing financial statements for the variable account; and

o annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings and inquiries from regulatory bodies in the ordinary course of its business.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court by plaintiff Mercedes Castillo that challenged the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint was brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named defendants, which were allegedly used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. On May 28, 2002, the Court granted the motion of Marcus Shore to withdraw as a named plaintiff and denied plaintiffs' motion to add new persons as named plaintiffs. On November 4, 2002, the Court issued a decision granting Nationwide 's motion for summary judgment on all of plaintiff Mercedes Castillo's individual claims, and ruling that plaintiff's motion for class certification was moot. Following appeal by the plaintiff, both of those decisions were affirmed by the Ohio Court of Appeals on September 9, 2003. The plaintiff filed a notice of appeal of the decision by the Ohio Court of Appeals on October 24, 2003. The Ohio Supreme Court announced on January 21, 2004 that the appeal was not accepted and the time for reconsideration has expired.

On October 31, 2003, a lawsuit seeking class action status containing allegations similar to those made in the Castillo case was filed against Nationwide in Arizona federal court by plaintiff Robert Helman (Robert Helman et al v. Nationwide Life Insurance Company et al). This lawsuit is in a very preliminary stage and Nationwide is evaluating its merits. Nationwide intends to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in Connecticut federal court (Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company). The plaintiffs first amended their complaint on September 6, 2001 to include class action allegations, and have subsequently amended their complaint twice. As amended, in the current complaint, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. Plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts, and that Nationwide acquired and breached ERISA fiduciary duties by accepting service payments from certain mutual funds that allegedly consisted of or diminished those ERISA plan assets. The complaint seeks disgorgement of some or all of the fees allegedly received by Nationwide and other unspecified relief for restitution, along with declaratory and injunctive relief and attorneys' fees. On December 3, 2001, the plaintiffs filed a motion for class certification. Plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On January 30, 2004, Nationwide filed its Revised Memorandum in Support of Summary Judgment and a Motion Requesting that the Court Decide Summary Judgment before Class Certification. Plaintiffs are opposing that motion. Nationwide intends to defend this lawsuit vigorously.

On May 1, 2003, a class action was filed against Nationwide in the United States District Court for the Eastern District of Louisiana (Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company). The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by Nationwide. Plaintiff alleges that Nationwide represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that Nationwide's expense charges under the contracts were fixed. Plaintiff claims that Nationwide has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. Plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by Nationwide between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. Nationwide's motion to dismiss the complaint was granted by the Court on October 28, 2003. Plaintiff has appealed that dismissal.

On January 21, 2004, Nationwide was named in a lawsuit filed in the U.S. District Court for the Northern District of Mississippi (United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z). In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies (1) tortiously interfered with the plaintiff's contractual and fiduciary relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W & R Insurance Agency, Inc. (collectively, "Waddell & Reed"), (2) conspired with and otherwise caused Waddell & Reed to breach its contractual and fiduciary obligations to the plaintiff, and (3) tortiously interfered with the plaintiff's contractual relationship with policyholders of insurance policies issued by the plaintiff. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, and costs and disbursements, including attorneys' fees. The plaintiff seeks to have each defendant judged jointly and severally liable for all damages. This lawsuit is in a very preliminary stage, and Nationwide intends to defend it vigorously.

The financial services industry, including mutual fund, variable annuity and distribution companies have been the subject of increasing scrutiny by regulators, legislators, and the media over the past year. Numerous regulatory agencies, including the SEC and the New York Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund companies on those issues. Investigations and enforcement actions have also been commenced, on a smaller scale, regarding the sales practices of mutual fund and variable annuity distributors. These legal proceedings are expected to continue in the future. These investigations and proceedings could result in legal precedents, as well as new industry-wide legislation, rules, or regulations, that could significantly affect the financial services industry, including variable annuity companies. Nationwide has been contacted by regulatory agencies for information relating to market timing, late trading, and sales practices. Nationwide is cooperating with these regulatory agencies and is responding to those information requests.

There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract and the CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.


                                     Table of Contents of the Statement of Additional Information
                                                                                                                                Page
General Information and History....................................................................................................1
Services...........................................................................................................................1
Purchase of Securities Being Offered...............................................................................................1
Underwriters.......................................................................................................................1
Annuity Payments...................................................................................................................2
Condensed Financial Information....................................................................................................2
Financial Statements.............................................................................................................137

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

            Please refer to the prospectus for each underlying mutual
                      fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund: Series II Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital with a secondary objective of income.
------------------------------------------------ -----------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.
------------------------------------------------ -----------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Premier Growth Portfolio: Class B
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital by pursuing aggressive investment policies.
------------------------------------------------ -----------------------------------------------------------------------------------

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small Cap Value Portfolio: Class B
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Alliance Capital Management, L.P.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Investment Portfolios - Emerging Leaders Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Socially Responsible Growth Fund, Inc.: Service Shares
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with current income as a secondary goal.
------------------------------------------------ -----------------------------------------------------------------------------------

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Capital Appreciation Fund II: Service
Shares This underlying mutual fund is only available for contracts issued before
May 1, 2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated High Income Bond Fund II: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management and Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP II Contrafund(R) Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Mid Cap Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

Fidelity Variable Insurance Products Fund III - VIP III Value Strategies Portfolio: Service Class 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Dreyfus GVIT International Value Fund: Class VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class VI
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                            Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Conservative                                       secondarily, long term growth of capital.  The Fund invests in a
Fund: Class II                                                  target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Moderately                                         and income.  The Fund invests in a target allocation mix of 30%
Conservative Fund: Class                                        large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
II                                                              stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return primarily by seeking growth of
Destinations Moderate                                           capital.  The Fund invests in a target allocation mix of 40% large
Fund: Class II                                                  cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S.
                                                                stocks, 30% international funds, and 5% bonds.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking income and,
Destinations Moderately                                         secondarily, long term growth of capital.  The Fund invests in a
Aggressive Fund: Class II                                       target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S.
                                                                stocks, 5% international stocks, 35% bonds, and 45% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------
Gartmore GVIT Investor      Investment Objective:               To maximize total investment return by seeking growth of capital
Destinations Aggressive                                         and income.  The Fund invests in a target allocation mix of 30%
Fund: Class II                                                  large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S.
                                                                stocks, 15% international stocks, 25% bonds, and 15% short-term investments.
--------------------------- ----------------------------------- --------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide(R) Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Neuberger Berman, LLC; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    The Dreyfus Corporation; Gartmore Global Partners, an indirect subsidiary of
                                                 Nationwide Mutual Insurance Company; Neuberger Berman, LLC; Strong Capital
                                                 Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available for contracts issued before May 1,
2004.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Janus Capital Management, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Enhanced Investment Technologies, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) Variable Insurance Trust - MFS Value Series: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: Class S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Focus Portfolio: Class S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Class
Effective May 1, 2003, this underlying mutual fund is not available to receive transfers or new purchase payments.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Main Street(R) Fund/VA: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA: Service Class
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total investment return; current income and capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Kampen - The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Kampen - The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Kampen Life Investment Trust - Comstock Portfolio: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

Van Kampen Life Investment Trust - Emerging Growth Portfolio: Class II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Van Kampen Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.50%) and contracts with all available optional benefits available on December 31, 2003 (the maximum variable account charge of 3.10%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:

                       calling:   1-800-848-6331, TDD 1-800-238-3035
                       writing:   Nationwide Life Insurance Company
                                  One Nationwide Plaza, RR1-04-F4
                                  Columbus, Ohio 43215
                       checking on-line at:   www.bestofamerica.com

The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

The GVIT - Dreyfus GVIT International Value Fund: Class VI, GVIT - Gartmore GVIT Emerging Markets Fund: Class VI, and Neuberger Berman Advisers Management Trust
- AMT Socially Responsive Portfolio were added to the variable account effective May 1, 2004. Therefore, no accumulation unit value information is available.

                   No Optional Benefits Elected (Total 1.50%)
   (Variable account charges of 1.50% of the daily net assets of the variable account)

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance           7.576836            9.947971        31.29%              168,362             2003
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.576836       -24.23%               55,374            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance           7.929075           10.089480        27.25%               34,386             2003
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.929075       -20.71%                3,297            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance           7.693108            9.459364        22.96%               40,464             2003
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.693108       -23.07%                6,465            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein                7.873907           10.252084        30.20%              107,677             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.873907       -21.26%               11,018            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein                7.822552            9.505781        21.52%               64,077             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.822552       -21.77%                9,006            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein                8.258342           11.460998        38.78%               84,935             2003
   Variable Products
   Series Funds, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.258342       -17.42%               17,126            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                 8.196339           10.430131        27.25%              142,728             2003
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.196339       -18.04%               15,728            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                 7.939203            9.759336        22.93%              117,332             2003
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.939203       -20.61%                8,342            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                 8.616067           10.932111        26.88%              240,563             2003
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.616067       -13.84%               49,336            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           10.219974         2.20%                4,292            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment               7.682670           11.136696        44.96%               23,032             2003
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.682670       -23.17%                2,607            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially             7.527479            9.324080        23.87%                5,501             2003
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.527479       -24.73%                1,594            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable                 8.360985            9.950950        19.02%               68,385             2003
   Investment Fund
   -Appreciation
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.360985       -16.39%                6,247            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance              8.060404           10.108599        25.41%               21,792             2003
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.060404       -19.40%                3,758            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance              8.136153            9.927767        22.02%               14,776             2003
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.136153       -18.64%                3,134            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance              9.601107           11.518160        19.97%              143,924             2003
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            9.601107        -3.99%               22,413            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance             10.674330           10.980997         2.87%              295,545             2003
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000           10.674330         6.74%              103,583            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP                     8.181219           10.478495        28.08%              378,634             2003
   Equity-Income
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.181219       -18.19%              103,682            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth              7.438044            9.710724        30.55%              147,848             2003
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.438044       -25.62%               46,247            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas            7.718273           10.871575        40.86%              125,825             2003
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.718273       -22.82%               18,909            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II                 11.062836           13.986657        26.43%              315,602             2003
   Contrafund(R)Portfolio:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   12.400091           11.062836       -10.78%              334,512             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   14.365961           12.400091       -13.68%              343,313             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   15.633362           14.365961        -8.11%              267,440             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   12.784276           15.633362        22.29%               47,629             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000           12.784276        27.84%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid             8.568929           11.669146        36.18%              141,041             2003
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.568929       -14.31%               28,213            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value           7.480890           11.595844        55.01%               50,547             2003
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.480890       -25.19%                9,372            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               8.422011           11.346316        34.72%               36,687             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.422011       -15.78%                4,228            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT              10.737803           10.763977         0.24%              502,531             2003
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000           10.737803         7.38%              233,061            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               9.909899           10.533052         6.29%              277,581             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            9.909899        -0.90%               70,756            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               9.507569           10.647898        11.99%              516,547             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            9.507569        -4.92%              147,104            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               9.012363           10.657265        18.25%              725,544             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            9.012363        -9.88%              206,887            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               8.566085           10.685816        24.75%              396,256             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.566085       -14.34%              177,512            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               8.215054           10.670649        29.89%               68,174             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.215054       -17.85%               32,913            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT              11.066732           10.968931        -0.88%              662,052             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   11.100780           11.066732        -0.31%              909,013             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.878760           11.100780         2.04%              574,816             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.415808           10.878760         4.44%              305,545             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.085474           10.415808         3.28%               44,119             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000           10.085474         0.85%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               8.072743           10.117454        25.33%               54,768             2003
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.072743       -19.27%               27,261            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.          7.473837           11.219200        50.11%               72,741             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.473837       -25.26%                1,605            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap              7.183813            9.486396        32.05%               64,557             2003
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.183813       -28.16%                9,627            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap              7.106598           10.951502        54.10%               77,263             2003
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.106598       -28.93%                8,708            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company          7.820823           10.832244        38.51%               92,366             2003
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.820823       -21.79%               16,470            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT            11.547565           12.752538        10.43%              142,847             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.935239           11.547565         5.60%               78,722             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.656316           10.935239         2.62%               46,179             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.238786           10.656316         4.08%               22,642             2000
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.235484           10.238786         0.03%                  510             1999
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000           10.235484         2.35%                    0            1998*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -            10.000000           12.178822        21.79%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance           7.095730            9.548089        34.56%              102,629             2003
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.095730       -29.04%               33,029            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance           7.467590            9.814754        31.43%               39,015             2003
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.467590       -25.32%                6,036            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance           8.316953           10.216309        22.84%               55,242             2003
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.316953       -16.83%               21,048            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT             9.820202           12.097415        23.19%               46,046             2003
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            9.820202        -1.80%                4,932            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.879504           20.425804        87.75%               11,021             2003
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000           10.879504         8.80%                1,012            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000            9.998725        -0.01%                6,476            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable             7.846634           10.100930        28.73%              170,764             2003
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.846634       -21.53%               82,995            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           14.209351        42.09%              105,563            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable             7.693100           10.825747        40.72%              108,002             2003
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.693100       -23.07%               50,265            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable             8.043815           10.017952        24.54%              187,335             2003
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.043815       -19.56%               54,541            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.273465           11.855797        15.40%               73,457             2003
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000           10.273465         2.73%                9,594            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal                   10.000000           10.113318         1.13%                2,279            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal                   13.202435           17.882880        35.45%              106,953             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   13.509845           13.202435        -2.28%               74,898             2002
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   12.487759           13.509845         8.18%               37,313             2001
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000           12.487759         3.88%                8,847            2000*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life                  8.045373           10.363180        28.81%              239,800             2003
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            8.045373       -19.55%               79,811            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life                  7.264250            9.089863        25.13%               41,715             2003
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
                                   10.000000            7.264250       -27.36%               17,863            2002*
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                        Maximum Optional Benefits Elected
               (Total 3.10%) (Variable account charges of 3.10% of
                  the daily net assets of the variable account)

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance          10.000000           10.965843         9.66%                    0            2003*
   Funds - AIM V.I. Basic
   Value Fund: Series II
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance          10.000000           10.822107         8.22%                    0            2003*
   Funds - AIM V.I.
   Capital Appreciation
   Fund: Series II Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AIM Variable Insurance          10.000000           10.704093         7.04%                    0            2003*
   Funds - AIM V.I.
   Premier Equity Fund:
   Series II Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein               10.000000           10.839449         8.39%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Growth and Income
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein               10.000000           10.466609         4.67%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein
   Premier Growth
   Portfolio: Class B -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   AllianceBernstein               10.000000           11.350679        13.51%                    0            2003*
   Variable Products
   Series Fund, Inc. -
   AllianceBernstein Small
   Cap Value Portfolio:
   Class B - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           10.994633         9.95%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Income & Growth
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           10.592664         5.93%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Ultra Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           11.059165        10.59%                    0            2003*
   Variable Portfolios,
   Inc. - American Century
   VP Value Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                10.000000           10.108243         1.08%                    0            2003*
   Variable Portfolios II,
   Inc. - American Century
   VP Inflation Protection
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Investment              10.000000           11.605884        16.06%                    0            2003*
   Portfolios - Emerging
   Leaders Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Dreyfus Socially            10.000000           10.792074         7.92%                    0            2003*
   Responsible Growth
   Fund, Inc.: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable                10.000000           10.726583         7.27%                    0            2003*
   Investment Fund -
   Appreciation Portfolio:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance             10.000000           11.151270        11.51%                    0            2003*
   Series - Federated
   American Leaders Fund
   II: Service Shares -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance             10.000000           10.856494         8.56%                    0            2003*
   Series - Federated
   Capital Appreciation
   Fund II: Service Shares
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance             10.000000           10.432342         4.32%                    0            2003*
   Series - Federated High
   Income Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Federated Insurance             10.000000            9.930179        -0.70%                    0            2003*
   Series - Federated
   Quality Bond Fund II:
   Service Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Equity -           10.000000           11.096389        10.96%                    0            2003*
   Income Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Growth             10.000000           10.800946         8.01%                    0            2003*
   Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP Overseas           10.000000           11.307956        13.08%                    0            2003*
   Portfolio: Service
   Class 2 R - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP II                 10.000000           10.849337         8.49%                    0            2003*
   Contrafund(R)Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Mid            10.000000           11.346867        13.47%                    0            2003*
   Cap Portfolio: Service
   Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Fidelity VIP III Value          10.000000           11.013872        10.14%                    0            2003*
   Strategies Portfolio:
   Service Class 2 - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               8.294237           10.992914        32.54%                    0             2003
   Global Health Sciences
   Fund: Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT              10.000000            9.856597        -1.43%                    0            2003*
   Government Bond Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               9.759835           10.205081         4.56%                    0             2003
   Investor Destinations
   Conservative Fund:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               9.363565           10.316361        10.18%                    0             2003
   Investor Destinations
   Moderately Conservative
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               8.875804           10.325427        16.33%                    0             2003
   Investor Destinations
   Moderate Fund: Class II
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               8.436235           10.353079        22.72%                    0             2003
   Investor Destinations
   Moderately Aggressive
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               8.090483           10.338360        27.78%                    0             2003
   Investor Destinations
   Aggressive Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT               9.784642            9.540636        -2.49%                    0             2003
   Money Market Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT              10.000000           10.783827         7.84%                    0            2003*
   Nationwide Fund: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT U.S.          7.360461           10.869911        47.68%                    0             2003
   Growth Leaders Fund:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap             10.000000           10.603676         6.04%                    0            2003*
   Growth Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Cap             10.000000           11.486057        14.86%                    0            2003*
   Value Fund: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   -------------------------                     ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT GVIT Small Company         10.000000           11.016506        10.17%                    0            2003*
   Fund: Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Van Kampen GVIT            10.499652           11.406987         8.64%                    0             2003
   Multi Sector Bond Fund:
   Class I - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -            10.000000           12.046455        20.46%                    0            2003*
   Risk-Managed Core
   Portfolio: Service
   Shares - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance          10.000000           10.747313         7.47%                    0            2003*
   Trust - MFS Mid Cap
   Growth Series: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance          10.000000           10.554457         5.54%                    0            2003*
   Trust - MFS New
   Discovery Series:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   MFS Variable Insurance          10.000000           11.078335        10.78%                    0            2003*
   Trust - MFS Value
   Series: Service Class -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000           10.961226         9.61%                    0            2003*
   Fasciano Portfolio:
   Class S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000           10.712906         7.13%                    0            2003*
   Focus Portfolio: Class
   S - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Neuberger Berman AMT            10.000000            9.889863        -1.10%                    0            2003*
   Limited Maturity Bond
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           10.841936         8.42%                    0            2003*
   Account Funds -
   Oppenheimer Capital
   Appreciation Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

                             ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Sub-Account               Accumulation Unit   Accumulation       Percent Change     Number of            Period
                             Value at            Unit Value at      in Accumulation    Accumulation Units
                             Beginning of        End of Period      Unit Value         at End of Period
                             Period
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           14.055012        40.55%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Class III - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           11.391594        13.92%                    0            2003*
   Account Funds -
   Oppenheimer Global
   Securities Fund/VA:
   Service Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           10.829125         8.29%                    0            2003*
   Account Funds -
   Oppenheimer Main Street
   Fund/VA: Service Class
   - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable            10.000000           10.303444         3.03%                    0            2003*
   Account Funds -
   Oppenheimer Strategic
   Bond Fund/VA: Service
   Class - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal                   10.000000           10.008669         0.09%                    0            2003*
   Institutional Funds,
   Inc. - Core Plus Fixed
   Income Portfolio: Class
   II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   The Universal                   10.197928           13.589150        33.25%                    0             2003
   Institutional Funds,
   Inc. - U.S. Real Estate
   Portfolio: Class I -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life                 10.000000           10.895591         8.96%                    0            2003*
   Investment Trust -
   Comstock Portfolio:
   Class II - Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Van Kampen Life                 10.000000           10.629113         6.29%                    0            2003*
   Investment Trust -
   Emerging Growth
   Portfolio: Class II -
   Q/NQ
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

Appendix C: Contract Types and Tax Information

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

Types of Contracts

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     (a)  the contract value on the day before the withdrawal; and

     (b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

Individual Retirement Annuities

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums  are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from IRAs, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from IRAs, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities

Distributions from IRAs are generally taxed when received. If any of the amount contributed to the IRAs was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRAs are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or
     jointlife   expectancies)   of  the  owner   and  his  or  her   designated
          beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract  owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company


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

to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability, (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered  Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include: o if the payee does not provide Nationwide with a taxpayer identification number; or o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1) the distribution is connected to the non-resident alien's conduct of business in the United States; and


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



(2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a) an individual who is two or more generations younger than the contract owner; or

(b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.


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





Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a) the death of the annuitant will be treated as the death of a contract owner;

(b)  any change of annuitant  will be treated as the death of a contract  owner;
     and

(c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity or IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.


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



If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.



If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

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